Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 [Member]	Sep. 30, 2013 7.50% Senior Notes, due August 2020 [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 [Member]
Supplemental Guarantor Financial Information [Line Items]
Percentage of guaranteed subsidiaries by the parent companies	100.00%	100.00%
Percentage of notes guaranteed by restricted subsidiaries			9.125%	9.125%	7.50%	7.50%